Consolidated Statement of Changes in Total Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Partners' Capital [Abstract]
Percentage Interest on Sale		1.00%
Equity based compensation, tax (note 13)	$ 0.4